COMMITMENTS AND CONTINGINCIES (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
COMMITMENTS AND CONTINGINCIES
14.  COMMITMENTS AND CONTINGINCIES

During the ordinary course of business, the Company encounters various legal claims which, in the opinion of management, will not materially affect the Company.

The Company leases office space in California under an operating lease. The Company signed a twenty-five month lease beginning on May 17, 2010 through June 17, 2012. The Company is required to pay monthly rental payments of approximately $4,200. Total rent expense for the nine months ended September 30, 2011 totaled approximately $37,700.

On October 28, 2011, the company entered into a new operating lease agreement which amended the existing lease for office space. The amended lease has an initial term of 36 months commencing on November 1, 2011 and includes minimum lease payments of  approximately $249,100.  The lease includes an option to extend the lease for an additional three year period at a lease rate which approximates fair market value.

Future minimum payments are as follows:

2011 (3 months remaining)	$4,200
2012	84,200
2013	86,700
2014	74,000
Total Minimum Lease Payments	$249,100